Restricted Cash	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Restricted Cash [Abstract]
Restricted Cash
(2)	RESTRICTED CASH

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in Restricted Cash on the balance sheets. Restricted cash does not include required minimum balances.

Cash, cash equivalents, and restricted cash balances were as follows:

(in thousands)	September 30, 2019	December 31, 2018
Cash and cash equivalents	$15,334	$2,516
Letters of credit	131	1,012
Security for credit cards	50	50

Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$15,515	$3,578

(4)	RESTRICTED CASH

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in Restricted Cash on the balance sheet. Restricted cash does not include required minimum balances.

(in thousands)	December 31, 2018	December 31, 2017
Cash and cash equivalents	$2,516	$3,999
Convertible Notes	—	238
Letters of credit	1,012	1,012
Security for credit cards	50	75

Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$3,578	$5,324